STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments at fair value	$ 244,687,231	$ 210,839,169
Notes receivable from participants	1,806,308	1,683,767
Cash	22	17
Net assets available for benefits	246,493,561	212,522,953
Mutual Funds
Investments, at fair value:
Total investments at fair value	79,481,443	67,420,495
Common Collective Trust
Investments, at fair value:
Total investments at fair value	150,240,535	129,861,740
Self-directed Brokerage
Investments, at fair value:
Total investments at fair value	3,073,952	1,826,251
Range Resources Corporation Common Stock
Investments, at fair value:
Total investments at fair value	$ 11,891,301	$ 11,730,683